Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

	December 31, 2024	December 31, 2023
Accounts receivable from third-party customers	$10,000,866	$9,084,050
Less: allowance for credit losses	(367,577)	(375,975)
Account receivable, net	$9,633,289	$8,708,075

	December 31, 2024	December 31, 2023
Accounts receivable from non-state-owned customers	$7,401,526	$6,876,994
Accounts receivable from state-owned customers	2,599,340	2,207,056
Less: allowance for credit losses	(367,577)	(375,975)
Account receivable, net	$9,633,289	$8,708,075

Allowance for credit losses movement is as follows:

	December 31, 2024	December 31, 2023
Beginning balance	$375,975	$361,014
Provision	1,900	25,335
Foreign currency translation adjustments	(10,298)	(10,374)
Ending balance	$367,577	$375,975

Approximately $3.3 million or 33.0% of the account receivable balance as of December 31, 2024 has been collected as of March 31, 2025.